DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1: DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower, and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Tower Semiconductor NPB Holdings, Inc. and its wholly-owned subsidiary, Tower Semiconductor Newport Beach, Inc., an independent semiconductor foundry (Tower Semiconductor NPB Holdings, Inc. and Tower Semiconductor Newport Beach, Inc. collectively referred to herein as “TSNB”); and (2) Tower Semiconductor San Antonio, Inc. ( (“TSSA”); (ii) its 51% owned subsidiary, Tower Partners Semiconductor Co., Ltd. (“TPSCo”), an independent semiconductor foundry which operated three semiconductor facilities located in Tonami, Uozu and Arai (one of which, the Arai facility, ceased its operations in June 2022, (see Note 14B2), in Hokuriku Japan. The other 49% of TPSCo’s shares are held by Nuvoton Technology Corporation Japan (“NTCJ”), formerly named “Panasonic Semiconductor Systems Co., Ltd.” (“PSCS”); and (iii) its wholly-owned subsidiary Tower Semiconductor Italy S.r.l. (“TSIT”), incorporated during 2021 following the collaborative arrangement signed in June 2021 with ST Microelectronics S.r.l (“ST”) according to which TSIT will share a new 300 mm facility with ST in Agrate, Italy. TSIT is currently installing certain tools in the Agrate facility and developing certain processes and technologies that it expects to qualify and ramp-up at said facility (see Note 14E).

Tower and its subsidiaries are collectively referred to as the “Company”.

The Company is a leading global analog foundry of high value semiconductor solutions, providing technology, development and process platforms for integrated circuits (ICs) in growing markets offering a broad range of customizable process technologies including: SiGe, SiPho, mixed signal CMOS, RF CMOS, CMOS image sensor, non-imaging sensors and integrated power management. The Company also provides a world-class design enablement platform for a quick and accurate design cycle, as well as Transfer Optimization and development Process Services (“TOPS”) to integrated device manufacturers (“IDMs”) and fabless companies that require capacity. To provide multi-fab sourcing and expanded capabilities for its customers, as of December 31, 2023, the Company owns two facilities in Israel (150mm and 200mm), two in the U.S. (200mm), two in Japan through TPSCo (one 200mm and one 300mm), is sharing clean room and capacity in a 300mm facility in Italy with ST, and has signed a contract to establish a capacity corridor in Intel Corporation’s (“Intel”) 300mm facility in New Mexico, USA (see Note 14F).

Tower’s ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange (“TASE”) under the symbol TSEM.

On February 15, 2022, Intel and Tower announced the signing of a definitive agreement under which Intel was to acquire all of Tower’s outstanding ordinary shares for cash consideration of $53 per share, however, the closing conditions for this transaction were not met since certain regulatory approvals were not received, hence, on August 16, 2023, Intel and Tower announced the termination of this agreement. Pursuant to the terms of the agreement, and in connection with the termination, Intel paid Tower a termination fee of $353,000, which is presented, net of associated fees, in a separate line within the statement of operations for the year ended December 31, 2023 in the amount of $313,501.